Unaudited Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Finance receivable interest income, including fees	$ 1,986	$ 553	$ 4,017	$ 927	$ 3,090	$ 497
Marketable investments interest income	87		178		166
Income related to investments in unconsolidated entities	1,192	414	2,695	414	2,779
Management fees	96	43	138	99	412	140
Total Revenues	3,361	1,010	7,028	1,440	6,447	637
Costs and expenses:
General and administrative	742	424	1,411	814	1,747	2,240
Total costs and expenses	742	424	1,411	814	1,747	2,240
Income from operations	2,619	586	5,617	626	4,700	(1,603)
Interest and other income (expense), net	(2)	15	(36)	38	(209)	158
Income before provision for income tax	2,617	601	5,581	664	4,491	(1,445)
Provision for income tax	592	7	1,298	10	(9,841)	(24)
Consolidated net income (loss)	2,025	594	4,283	654	14,332	(1,421)
Net income attributable to non-controlling interests	633	214	1,434	214	1,470
Net income attributable to SWK Holdings Corporation Stockholders	$ 1,392	$ 380	$ 2,849	$ 440	$ 12,862	$ (1,421)
Net income per share attributable to SWK Holdings Corporation Stockholders
Basic (in Dollars per share)	$ 0.03	$ 0.01	$ 0.07	$ 0.01	$ 0.31	$ (0.03)
Diluted (in Dollars per share)	$ 0.03	$ 0.01	$ 0.07	$ 0.01	$ 0.31	$ (0.03)
Weighted Average Shares
Basic (in Shares)	41,510	41,352	41,486	41,334	41,343	41,247
Diluted (in Shares)	41,589	41,411	41,559	41,404	41,440	41,247